Note 5 - Accrued Expenses and Other Current Liabilites	9 Months Ended
Sep. 30, 2014
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]

5. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	September 30, 2014	December 31, 2013

Accrued lease obligations	$193	$229
Other	24	24
	$217	$253

For the quarter ended June 30, 2013, IPC recorded a net charge of $606,000 to record an accrual for its continuing lease obligations relating to IPC’s former headquarters in Rancho Cordova, California. During the quarter ended June 30, 2013, IPC discontinued using this facility and subleased the entire premises to an unrelated business for the remainder of IPC’s lease term. In evaluating our continuing lease obligations for this facility, IPC must make assumptions regarding the estimated future sublease income relative to this facility. These estimates and assumptions are affected by area-specific conditions such as new commercial development, market occupancy rates and future market prices. As a result of the current conditions in the real estate market where this IPC property is located and the inherent risks associated with its sub-lessee, the Company recorded a charge of $606,000 in the quarter ended June 30, 2013, representing the difference between IPC’s lease obligations and broker fees associated with this facility and the sub-lease income it expects to receive through February 2017, the expiration of our leasehold interest. Also included in the charge is an impaired asset for leasehold improvements of $14,000. The charge was offset by the unamortized portion of deferred rent, as rent expense was recognized on a straight-line base over the life of the lease. The Company recorded this charge in the statement of operations in general and administrative expenses. If this estimate or the related assumptions change in the future, IPC may be required to record a charge to increase its existing accrual.